BANK BORROWINGS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BANK BORROWINGS
Short-term borrowings	₺ 596,550	₺ 2,202,507
Cash inflows relating to bank borrowings	8,389,902	6,837,080	₺ 1,091,058
Cash outflows relating to bank borrowings	9,859,023	4,962,417	₺ 717,660
Bank borrowings
BANK BORROWINGS
Short-term borrowings	₺ 596,550	₺ 1,049,058
Average annual effective interest rate (in percent)	51.80%	66.70%
Short-term supplier and merchant financing loans
BANK BORROWINGS
Short-term borrowings	₺ 488,079	₺ 497,113
Cash inflows relating to bank borrowings	5,887,846	4,193,875
Cash outflows relating to bank borrowings	₺ 6,001,857	₺ 3,802,857
Average annual effective interest rate (in percent)	51.60%	58.40%
Debt securities
BANK BORROWINGS
Short-term borrowings		₺ 576,666
Other financial liabilities
BANK BORROWINGS
Short-term borrowings		₺ 576,783
Maximum maturity (in months)	4 months	4 months
Average annual effective interest rate (in percent)	43.00%	62.00%